Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000920547
Large Cap Core Equity Fund (Prospectus Summary) | Large Cap Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Large Cap Core Equity Fund
Supplement Text	cik0000920547_SupplementTextBlock

September 1, 2015

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Large Cap Core Equity Fund

Supplement to the Prospectus and Statement of Additional Information dated April 30, 2015

IMPORTANT NOTICE REGARDING CHANGE IN SUB-ADVISOR, INVESTMENT POLICY AND OTHER MATTERS

On August 20, 2015, Touchstone Advisors, Inc. (“Touchstone” or the “Advisor”) proposed and the Board of Trustees of Touchstone Variable Series Trust (the “Board”) approved, the replacement of the current sub-advisor of the Touchstone Large Cap Core Equity Fund (the “Fund”), Todd Asset Management LLC (“Todd”) with London Company of Virginia, LLC d/b/a The London Company (“The London Company”), to take effect on or about November 30, 2015.

In connection with the change in sub-advisor, Touchstone also proposed and the Board approved Russell Implementation Services, Inc. (“Russell”) to serve as interim sub-advisor to the Fund from September 1, 2015 through November 30, 2015 during the transition period to The London Company.  Russell will manage the Fund to achieve results similar to the Fund's existing benchmark during this interim period.  Wayne A. Hollister, Senior Portfolio Manager at Russell, will serve as portfolio manager during this interim period.

As of September 1, 2015, all references to Todd as sub-advisor of the Fund in the Prospectus and Statement of Additional Information will be deleted and replaced with Russell. Russell, located at 1301 Second Avenue, 18th Floor, Seattle, Washington 98101, is a registered investment advisor that has been appointed to serve as the interim sub-advisor to the Fund during the transition period to The London Company. As interim sub-advisor, Russell will make investment decisions for the Fund and also ensure compliance with the Fund's investment policies and guidelines.  Russell has been providing transition management services to clients since 1992.  Russell has transitioned nearly $2.3 trillion in assets for clients in over 2,434 transition events in the last three calendar years. As of June 2015 Russell was managing 11 mandates with $2.1 billion in assets across a broad range of asset classes.

At the close of business on November 30, 2015, all references to Russell in the Prospectus and Statement of Additional Information are deleted and replaced with The London Company. The London Company is a registered investment advisor with over $10.7 billion in assets under management ($18.0 billion total assets including model assets) as of June 30, 2015.  The firm was founded by Stephen M. Goddard as the dedicated equity advisor to First Colony Corporation, a publicly traded life insurance company.  Today, the Richmond, Virginia based company provides large cap, income equity, small cap, small-mid cap, concentrated large cap, and mid cap equity portfolio management services to a diverse mix of corporations, trusts, foundations, endowments, pensions, banks, individuals, and mutual fund accounts.

The Board also approved, subject to approval by the shareholders of the Fund, changing the Fund's subclassification under the Investment Company Act of 1940, as amended (“1940 Act”), from that of a diversified open-end management investment company to that of a non-diversified open-end investment company.

In connection with and contingent upon shareholder approval of the change in the Fund's subclassification under the 1940 Act, the Fund's investment objective and principal investment strategies (including the Fund's 80% investment policy) will change.  These changes are described below.

A special meeting of shareholders of the Fund is expected to be held on or about November 20, 2015, at which shareholders will be asked to vote on the proposal to approve the change in the Fund's subclassification under the 1940 Act to that of a non-diversified open-end management investment company.  A proxy will be provided in advance of the special meeting to shareholders of record of the Fund as of September 30, 2015.

If the proposal is approved at the special meeting, effective on or about November 30, 2015, or as soon as practicable thereafter, the information below will supplement and supersede any contrary information contained in the Fund's Prospectus and Statement of Additional Information:

Objective Heading	rr_ObjectiveHeading	The Fund's Investment Goal
Objective Primary, Narrative	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with long-term capital growth.
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of large capitalization U.S. listed companies. For purposes of the Fund, a large capitalization company has a market capitalization within the range represented in the Russell 1000®Index (between $244 million and $774.5 billion as of February 28, 2015) at the time of purchase. The size of the companies in the Russell 1000 ® Index will change with market conditions.

The Fund's sub-advisor, The London Company (the “Sub-Advisor”) seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company's respective private market values. Guiding principles of the Sub-Advisor's large-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share; (2) balance sheet optimization; (3) optimal allocation of investments is essential to good investment results; and (4) low turnover and tax sensitivity enhances real returns. The Sub-Advisor utilizes a bottom-up approach in the security selection process. The Sub-Advisor screens a large-cap universe against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, and free cash flow yield. The Sub-Advisor seeks companies that are trading at a 30-40% discount to intrinsic value. The Sub-Advisor looks at a company's corporate governance structure and management incentives to try to ascertain whether management's interests are aligned with shareholders' interests. The Sub-Advisor seeks to identify the sources of a company's competitive advantage as well as what levers management has at its disposal to increase shareholder value. The Sub-Advisor adds securities to the Fund when the Sub-Advisor determines that risk/reward profile of the security has made it attractive to warrant purchase.

The Fund is non-diversified and will typically hold approximately 30 to 40 securities. The Sub-Advisor invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.  The Sub-Advisor generally sells a security when: it becomes overvalued and has reached its price target; the issuer's fundamentals deteriorate; there is significant trading activity by insiders; or there is a more promising alternative. The Sub-Advisor may also sell a security to adjust the Fund's overall portfolio risk.

Risk, Heading	rr_RiskHeading	The Fund's Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The following risk is added to the Fund's existing principal risks:

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event.

Risk Nondiversified Status	rr_RiskNondiversifiedStatus
The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event.

Supplement Closing	cik0000920547_SupplementClosingTextBlock

This supplement is not a solicitation of any proxy.

400 Broadway • Cincinnati, OH 45202

Phone: 800.669.2796 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.